Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14 - COMMITMENTS AND CONTINGENCIES

COVID-19

On March 11, 2020, the World Health Organization announced that infections of the novel Coronavirus (COVID-19) had become pandemic, and on March 13, the U.S. President announced a National Emergency relating to the disease. There is a possibility of continued widespread infection in the United States and abroad, with the potential for catastrophic impact. National, state and local authorities have required or recommended social distancing and imposed or are considering quarantine and isolation measures on large portions of the population, including mandatory business closures. These measures, while intended to protect human life, are expected to have serious adverse impacts on domestic and foreign economies of uncertain severity and duration. Some economists are predicting the United States will soon enter a recession. The sweeping nature of the coronavirus pandemic makes it extremely difficult to predict how the Company’s business and operations will be affected in the longer run, but we expect that it may materially affect our business, financial condition and results of operations. The extent to which the coronavirus impacts our results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. Moreover, the coronavirus outbreak has begun to have indeterminable adverse effects on general commercial activity and the world economy, and our business and results of operations could be adversely affected to the extent that this coronavirus or any other epidemic harms the global economy generally and/or the markets in which we operate specifically. Any of the foregoing factors, or other cascading effects of the coronavirus pandemic that are not currently foreseeable, could materially increase our costs, negatively impact our revenues and damage the Company’s results of operations and its liquidity position, possibly to a significant degree. The duration of any such impacts cannot be predicted.

The Company may incur significant delays and/or expenses in addition to, impairing its ability to secure additional financing, relating to the worldwide COVID-19 (coronavirus) pandemic. It is presently unknown whether and to what extent the Company’s supply chains may be affected if the pandemic persists for an extended period of time. The Company may incur significant delays or expenses relating to such events outside of its control, which could have a material adverse impact on its business, operating results and financial condition. The Company’s reliance on securing additional capital for its public company expenses may be impaired due to the effect on the U.S. financial markets. The inability to obtain appropriate financing, may affect its compliance requirements as a public company. The Company has been using its working capital from its operating subsidiaries, to support its public company expenses. The continued drain on its working capital have forced the Company to incur cutbacks, which may affect its future operating revenue as well as, its ability to continue operations.

Employment Agreements

On June 14, 2018, the Company entered into a two (2) year Employment Agreement (the “Phipps Agreement”) with Mr. Phipps, with an automatic one (1) year extension. Under the Phipps Agreement, Mr. Phipps will serve as the Company’s Chief Executive Officer and President and will receive an annual base salary equal to the sum of $170,000 and £48,000 to be paid through our operating subsidiary, GTCL. For the year ended December 31, 2018, the £48,000 equivalent to USD is $62,219 and the yearly conversion rate is 1.296229. The Phipps Agreement provides for a performance bonus based on exceeding our annual revenue goals and on our ability to attract new investment. The Phipps Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Phipps Agreement), Mr. Phipps will be entitled to a severance equal to twice his base salary, the immediate vesting of all unvested options, and other benefits. The Phipps Agreement terminates and supersedes the Original Phipps Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

Previously the Company had a two-year Executive Employment Agreement with Mr. Phipps, effective January 1, 2016 (the “Original Phipps Agreement”). Under the Original Phipps Agreement, Mr. Phipps agreed to serve as the Company’s Chief Executive Officer and President and received an annual base salary equal to the sum of $144,000 and £48,000, or $61,833 at the yearly conversion rate of 1.288190. Mr. Phipps was also eligible for bonus compensation in an amount equal to up to fifty (50%) percent of his then-current base salary if the Company meets or exceeds criteria adopted by the Compensation Committee, if any, or Board and equity awards as may be approved in the discretion of the Compensation Committee or Board. On January 1, 2018, the Original Phipps Agreement automatically renewed for another year.

Also, on June 14, 2018, we entered into a new Employment Agreement (“Carlise Agreement”) with our Chief Financial Officer, Theresa Carlise. The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension. Ms. Carlise’s base salary is $150,000 per year. The Carlise Agreement provides for performance bonuses based on exceeding our annual revenue goals and on our ability to attract new investment. The Carlise Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Carlise Agreement), Ms. Carlise will be entitled to a severance equal to twice her base salary, the immediate vesting of all unvested options, and other benefits. The Carlise Agreement terminates and supersedes the Original Carlise Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

Prior to June 14, 2018, the Company had a one-year agreement with Ms. Carlise, as its Chief Financial Officer, Treasurer and Secretary (the “Original Carlise Agreement”). The Original Carlise Agreement provided for an annual compensation of $140,000 as well as medical benefits. The Original Carlise Agreement was effective December 1, 2016 and had an automatic renewal clause pursuant to which the Original Carlise Agreement renews itself for another year, if not cancelled by the Company previously. The Original Carlise Agreement had been automatically extended for an additional term of one year on December 1, 2017. In addition to the base salary of $140,000 annually, Ms. Carlise was eligible to receive an annual cash bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board of Directors and shall be eligible for grants of awards under stock option or other equity incentive plans of the Company.

On March 13, 2020, the Company and David Phipps and Theresa Carlise, the Company’s Chief Executive Officer and Chief Financial Officer, respectively, executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company will not be automatically extended as set forth in such employment agreements and will terminate as of June 14, 2020.

On August 13, 2020, the Company’s Board approved and authorized the continued employment of David Phipps and Theresa Carlise, as the Company’s Chief Executive Officer and Chief Financial Officer, respectively, for a 30-day period, commencing as of August 14, 2020 and terminating on September 13, 2020, which employment term may be extended as agreed by the Company and the respective executive officers on the substantially the same compensation and other material terms during the period of the continued employment as those set forth in their previous employment agreements. As previously disclosed, in March 2020, the Company and above-referenced executive officers executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company were not automatically extended as set forth in such employment agreements and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed their respective agreements for 30 days, commencing on June 14 through July 13, 2020. Also, as previously disclosed on July 13, 2020, the Company renewed their respective agreements for 30 days, commencing on July 14 through August 13, 2020.

On September 11, 2020, the Company’s Board approved and authorized the continued employment of David Phipps and Theresa Carlise, as the Company’s Chief Executive Officer and Chief Financial Officer, respectively, for a 30-day period, commencing as of September 14, 2020 and terminating on October 13, 2020, which employment term may be extended as agreed by the Company and the respective executive officers on substantially the same compensation and other material terms during the period of the continued employment as those set forth in their previous employment agreements. As previously disclosed, in March 2020, the Company and above-referenced executive officers executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company were not automatically extended as set forth in such employment agreements and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed their respective agreements for 30 days, commencing on June 14 through July 13, 2020. As previously disclosed on July 13, 2020, the Company renewed their respective agreements for another 30 days, commencing on July 14 through August 13, 2020. As previously disclosed on August 14, 2020, the Company renewed their respective agreements for another 30 days, commencing on August 14 through September 13, 2020.

On October 14, 2020, the Board of Directors (the “Board”) of Orbsat Corp (the “Company”) effected the following changes to the Company’s executive management:

(i) extended David Phipps’ (the Company’s Chief Executive Officer) employment with the Company for another 30-day period, commencing on October 14, 2020, with his respective compensation and other material terms during the such term to remain substantially the same as those set forth in the previous extensions to his employment agreement;

(ii) continued, following the October 16, 2020 expiration of Theresa Carlise’s CFO employment agreement with the Company, to retain her services on a non-exclusive basis as the Company’s Comptroller to facilitate the CFO transition, for cash compensation of $2,000/week. Ms. Carlise will be so engaged at the pleasure of the Board and her engagement may be terminated upon one week’s advance notice; and

(iii) to appoint Thomas Seifert as the Company’s Chief Financial Officer for a period of 12 months commencing on October 19, 2020, for cash compensation of $7,500/month, and such additional equity compensation as the Board may determine in the future, subject to periodic review and adjustment by the Board in its sole discretion. He will also be eligible to receive various other benefits if and to the extent available to the employees of the Company.

On November 12, 2020, the Company’s Board approved and authorized the continued employment of David Phipps, as the Company’s Chief Executive Officer, for a 90-day period, commencing as of November 13, 2020, which employment term may be extended as agreed by the Company and the executive officer on substantially the same compensation and other material terms during the period of the continued employment as those set forth in his previous employment agreement. As previously disclosed, in March 2020, the Company and above-referenced executive officer executed a waiver of the provisions in his employment agreement requiring prior written notice of non-renewal to the other party. As a result, his employment terms with the Company were not automatically extended as set forth in such employment agreement and terminated as of June 13, 2020. As previously disclosed on June 13, 2020, the Company renewed his agreement for 30 days, commencing on June 14 through July 13, 2020. As previously disclosed on July 13, 2020, the Company renewed his agreement for another 30 days, commencing on July 14 through August 13, 2020. As previously disclosed on August 14, 2020, the Company renewed his agreement for another 30 days, commencing on August 14 through September 13, 2020. As previously disclosed on October 14, 2020, the Company renewed his agreement for another 30 days, commencing on October 14 through November 13, 2020. On November 12, 2020, the Company renewed his agreement for another 90 days, commencing November 13, 2020.

Consulting Agreements

On May 13, 2019, the Company entered into two consulting agreements (each, a “Consulting Agreement” and together, the “Consulting Agreements”) with unrelated third parties to provide capital raising advisory services and business growth and development services, each for a term of nine months. In exchange for such services, each consultant will receive (i) a Note in the amount of $44,000 issued pursuant to the Agreement, (ii) a Note in the amount of $12,500 with a maturity of three years bearing interest at a rate of 6% per annum with an optional right of conversion, (iii) payment of a retainer ranging from $10,000 to $30,000, and (iv) monthly payments ranging from $5,000 to $10,000 for nine months. On August 29, 2019, one of the consulting agreements was extended for another three months to expire on February 13, 2020 and the other was extended on September 1, 2019 for another two months and expired on January 13, 2020. For the nine months ended September 30, 2020 and 2019, the Company recorded professional fees of $16,290 and $0, respectively, relating to the Consulting Agreements.

Lease Agreement

Effective July 24, 2019, a three-year lease was signed for 2,660 square feet for £25,536 annually, for our facilities in Poole, England for £2,128 per month, or $2,706 per month at the yearly average conversion rate of 1.271713, or $2,822 using exchange rate close at December 31, 2019 of 1.3262. The lease has been renewed until July 23, 2022.

Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not have any leases classified as financing leases.

The rate implicit in each lease is not readily determinable, and we therefore use our incremental borrowing rate to determine the present value of the lease payments. The weighted average incremental borrowing rate used to determine the initial value of right of use (ROU) assets and lease liabilities during the year ended December 31, 2019 was 6.00%, derived from borrowing rate, as obtained from the Company’s current lenders. Right of use assets for operating leases are periodically reduced by impairment losses. We use the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. As of December 31, 2019, we have not recognized any impairment losses for our ROU assets.

We monitor for events or changes in circumstances that require a reassessment of one of our leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

At September 30, 2020, the Company had current and long-term operating lease liabilities of $28,489 and $28,667, respectively, and right of use assets of $59,906.

Future minimum lease payments under these leases are as follows, in thousands, (unaudited):

Minimum
Lease
Years Ending December 31,	Payment
Remainder of 2020	$8,118
2021	32,472
2022	18,942
Total undiscounted future non-cancellable minimum lease payments	59,532
Less: Imputed interest	-
Present value of lease liabilities	$59,532
Weighted average remaining term	1.83

In the Company’s financial statements for periods prior to January 1, 2019, the Company accounts for leases under ASC 840, and provides for rent expense on a straight-line basis over the lease terms. Net rent expense for the nine months ended September 30, 2020 and 2019 were $12,091 and $23,214, respectively.

Litigation

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.

NOTE 14 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On June 14, 2018, the Company entered into a two (2) year Employment Agreement (the “Phipps Agreement”) with Mr. Phipps, with an automatic one (1) year extension. Under the Phipps Agreement, Mr. Phipps will serve as the Company’s Chief Executive Officer and President and will receive an annual base salary equal to the sum of $170,000 and £48,000 to be paid through our operating subsidiary, GTCL. For the year ended December 31, 2018, the £48,000 equivalent to USD is $62,219 and the yearly conversion rate is 1.296229. The Phipps Agreement provides for a performance bonus based on exceeding our annual revenue goals and on our ability to attract new investment. The Phipps Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Phipps Agreement), Mr. Phipps will be entitled to a severance equal to twice his base salary, the immediate vesting of all unvested options, and other benefits. The Phipps Agreement terminates and supersedes the Original Phipps Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

Previously the Company had a two-year Executive Employment Agreement with Mr. Phipps, effective January 1, 2016 (the “Original Phipps Agreement”). Under the Original Phipps Agreement, Mr. Phipps agreed to serve as the Company’s Chief Executive Officer and President and received an annual base salary equal to the sum of $144,000 and £48,000, or $61,293 at the yearly conversion rate of 1.276933. Mr. Phipps was also eligible for bonus compensation in an amount equal to up to fifty (50%) percent of his then-current base salary if the Company meets or exceeds criteria adopted by the Compensation Committee, if any, or Board and equity awards as may be approved in the discretion of the Compensation Committee or Board. On January 1, 2018, the Original Phipps Agreement automatically renewed for another year.

Also, on June 14, 2018, we entered into a new Employment Agreement (“Carlise Agreement”) with our Chief Financial Officer, Theresa Carlise. The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension. Ms. Carlise’s base salary is $150,000 per year. The Carlise Agreement provides for performance bonuses based on exceeding our annual revenue goals and on our ability to attract new investment. The Carlise Agreement also provides for medical plan coverage, an auto allowance, paid vacation, and discretionary stock grants and option awards. In the event of termination without cause, termination as a result of a change in control, or resignation with good reason (as defined in the Carlise Agreement), Ms. Carlise will be entitled to a severance equal to twice her base salary, the immediate vesting of all unvested options, and other benefits. The Carlise Agreement terminates and supersedes the Original Carlise Agreement (as defined below) and any subsequent amendments, effective as of the June 14, 2018.

Prior to June 14, 2018, the Company had a one-year agreement with Ms. Carlise, as its Chief Financial Officer, Treasurer and Secretary (the “Original Carlise Agreement”). The Original Carlise Agreement provided for an annual compensation of $140,000 as well as medical benefits. The Original Carlise Agreement was effective December 1, 2016 and had an automatic renewal clause pursuant to which the Original Carlise Agreement renews itself for another year, if not cancelled by the Company previously. The Original Carlise Agreement had been automatically extended for an additional term of one year on December 1, 2017. In addition to the base salary of $140,000 annually, Ms. Carlise was eligible to receive an annual cash bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board of Directors and shall be eligible for grants of awards under stock option or other equity incentive plans of the Company.

On March 13, 2020, the Company and David Phipps and Theresa Carlise, the Company’s Chief Executive Officer and Chief Financial Officer, respectively, executed waivers of the provisions in their respective employment agreement requiring prior written notice of non-renewal to the other party. As a result, their respective employment terms with the Company will not be automatically extended as set forth in such employment agreements and will terminate as of June 14, 2020.

Consulting Agreements

On May 13, 2019, the Company entered into two consulting agreements (each, a “Consulting Agreement” and together, the “Consulting Agreements”) with unrelated third parties to provide capital raising advisory services and business growth and development services, each for a term of nine months. In exchange for such services, each consultant will receive (i) a Note in the amount of $44,000 issued pursuant to the Agreement, (ii) a Note in the amount of $12,500 with a maturity of three years bearing interest at a rate of 6% per annum with an optional right of conversion, (iii) payment of a retainer ranging from $10,000 to $30,000, and (iv) monthly payments ranging from $5,000 to $10,000 for nine months. On August 29, 2019, one of the consulting agreements was extended for another three months to expire on February 13, 2020 and the other was extended on September 1, 2019 for another two months to expire on January 13, 2020.

Lease Agreement

Effective July 24, 2019, a three-year lease was signed for 2,660 square feet for £25,536 annually, for our facilities in Poole, England for £2,128 per month, or $2,717 per month at the yearly average conversion rate of 1.276933, or $2,822 using exchange rate close at December 31, 2019 of 1.3262. The lease has been renewed until July 23, 2022.

Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not have any leases classified as financing leases.

The rate implicit in each lease is not readily determinable, and we therefore use our incremental borrowing rate to determine the present value of the lease payments. The weighted average incremental borrowing rate used to determine the initial value of right of use (ROU) assets and lease liabilities during the year ended December 31, 2019 was 6.00%, derived from borrowing rate, as obtained from the Company’s current lenders. Right of use assets for operating leases are periodically reduced by impairment losses. We use the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. As of December 31, 2019, we have not recognized any impairment losses for our ROU assets.

We monitor for events or changes in circumstances that require a reassessment of one of our leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

At December 31, 2019, the Company had current and long-term operating lease liabilities of $29,237 and $51,620, respectively, and right of use assets of $83,679.

Future minimum lease payments under these leases are as follows, in thousands, (unaudited):

Minimum
Lease
Years Ending December 31,	Payment
Remainder of 2019	$8
2020	31
2021	31
2022	18
Total undiscounted future non-cancelable minimum lease payments	88
Less: Imputed interest	-
Present value of lease liabilities	$88
Weighted average remaining term	2.8

In the Company’s financial statements for periods prior to January 1, 2019, the Company accounts for leases under ASC 840, and provides for rent expense on a straight-line basis over the lease terms. Net rent expense for the years ended December 31, 2019 and 2018 were $31,563 and $27,851, respectively.

Litigation

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.